INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 11 - INTANGIBLE ASSETS:

a.    The Company’s intangible assets represent in-licenses of R&D assets and Commercialization assets (rights related to Movantik® and Aemcolo®). The changes in those assets are as follows:

	Year Ended December 31,
	2020	2019
	U.S. dollars in thousands
R&D assets:
Cost:
Balance at beginning of year	5,355	5,320
Additions during the year	402	35
Amortization charges	(50)	—
Balance at end of year	5,707	5,355
Commercialization assets:
Cost:
Balance at beginning of year	11,572	—
Additions during the year see notes 16(a)(4)-16(a)(6)	77,585	11,788
Amortization and impairment charges see (b) below	(6,985)	(216)
Balance at end of year	82,172	11,572
	87,879	16,927

The Company estimated the useful life of assets related to Movantik® and Aemcolo® at 10.5 years and 11 years, respectively, from the dates of each asset’s acquisition (April 2020 and October 2019, respectively). Moreover, the Company estimated the useful life of the asset related to Talicia® at approximately 15 years from its marketing approval date (November 2019). For further details regarding the intangible assets see notes 2h, 3, and 16.

b.    Intangible assets impairment:

Following the outbreak of the COVID-19 pandemic and its significant impact on worldwide travel, the Company expects a continued decrease in U.S. outbound travel and the potential market for Aemcolo®, for traveler’s diarrhea, and therefore has recalculated the recoverable amount of the intangible asset related to Aemcolo®. During the year ended 2020, the Company adjusted the recoverable amount to approximately $9.8 million and recognized an impairment loss of $0.8 million. The significant changes in assumptions are related to an expected decrease in the size of the potential market from 2020 through 2023, as well as a change in the WACC used to discount the asset’s cash flows from 15.4% as of December 31, 2019, to 17.2% as of the date of the recalculation on March 31, 2020. The impairment loss was recognized under Cost of Revenues in the Consolidated Statements of Comprehensive Loss, and it is attributable in full to the Commercial Operations segment.

As of December 31, 2020, the Company determined that there is no indication for additional impairment with respect to the Aemcolo® product and therefore no additional assessment was required for this asset.

As there were no indicators for impairment of any of the other amortized intangible assets, the Company did not specifically evaluate their recoverable amounts.